Nature of the Business and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation
1. Nature of the Business and Basis of Presentation
Tango Therapeutics, Inc. (“Tango” or the “Company”) is a precision oncology company committed to the discovery and development of novel drugs in defined patient populations with high unmet medical need.
Tango Therapeutics, Inc. (together with its consolidated subsidiaries, “Tango” or the “Company”) formerly known as BCTG Acquisition Corp. (“BCTG”), was incorporated in Delaware on May 21, 2020. BCTG was a Special Purpose Acquisition Company (“SPAC”) formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination.
Merger with BCTG Acquisition Corporation
On April 13, 2021, the Company, BCTG Merger Sub Inc., a Delaware corporation, and Tango Therapeutics, Inc. (now known as Tango Therapeutics Sub, Inc. or “Old Tango”) signed a definitive merger agreement (the “Merger Agreement”) memorializing the terms of BCTG’s acquisition of 100% of Old Tango’s issued and outstanding equity securities in exchange for $550.0 million worth of consideration in the form of BCTG common stock (the “Business Combination”). The Business Combination was approved on August 9, 2021 by shareholders of BCTG, resulting in BCTG acquiring 100% of Old Tango’s issued and outstanding equity securities on August 10, 2021. The Business Combination was accounted for as a “reverse recapitalization” in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). As a result of the Business Combination, BCTG was renamed Tango Therapeutics, Inc. The Company’s common stock is trading on The Nasdaq Global Market under the ticker symbol TNGX.
Tango received gross proceeds of $167.1 million upon the closing of the Business Combination. Tango continues to operate under the Old Tango management team. Simultaneous with the closing of the Business Combination, an aggregate of 18,610,000 shares of common stock (the “PIPE Financing”) were issued, resulting in gross proceeds of an additional $186.1 million upon the closing of the PIPE Financing. Total transaction costs and redemptions approximated $26.9 million, resulting in total net proceeds of $326.3 million.
BCTG Acquisition Corporation IPO
The registration statement for BCTG’s initial public offering (“IPO”) was declared effective on September 2, 2020. On September 8, 2020, the Company consummated its Initial Public Offering of 16,675,000 shares of common stock (the “Public Shares”), including the 2,175,000 Public Shares as a result of the underwriters’ full exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of approximately $166.8 million, and incurring offering costs of approximately $9.6 million, inclusive of approximately $5.8 million in deferred underwriting commissions. Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 533,500 shares of common stock (the “Private Placement shares”), at a price of $10.00 per Private Placement Share to the Sponsor, generating gross proceeds of approximately $5.3 million. Upon the closing of the Initial Public Offering and the Private Placement, the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement was placed in a trust account (“Trust Account”) in the United States maintained by Continental Stock Transfer & Trust Company, as trustee, and remained invested only in U.S. government treasury bills, notes and bonds with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act and which invest solely in U.S. Treasuries, until the completion of the Business Combination as described below.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP. The accompanying consolidated financial statements reflect the operations of Tango and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated. The functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.